Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

a.
On November 27, 2017, the Company completed its merger with TIL. As consideration for the merger, the Company issued 88,977,544 Class A common shares to the TIL shareholders (other than the Company and its subsidiaries), including 8,250,000 shares to Teekay, for $151.3 million, or $1.70 per share (notes 4 and 22).

b.
On May 31, 2017, the Company acquired from Teekay Holdings Ltd., a wholly-owned subsidiary of Teekay, the remaining 50% of TTOL which owns conventional tanker commercial management and technical management operations and directly administers four commercially-managed tanker revenue sharing arrangements (notes 3 and 6c). In August 2014, the Company purchased from Teekay its initial 50% ownership in TTOL.

c.
In January 2017, the Company issued 2,155,172 shares of Class A common stock in a private placement to Teekay at a price of $2.32 per share for gross proceeds of $5.0 million (note 4). In August 2015, the Company also issued 4.5 million shares of Class A common stock to Teekay in a private placement at a price of $6.65 per share for gross proceeds of $30.0 million (note 4).

d.
On July 31, 2015, the Company acquired SPT from a company jointly-owned by Teekay and a Norway-based marine transportation company, I.M. Skaugen SE (note 21) and on December 18, 2015 the Company acquired the Explorer Spirit and Navigator Spirit from TOO (note 3).

Management Fee – Related and Other

e.
Teekay and its wholly-owned subsidiary and the Company’s manager, Teekay Tankers Management Services Ltd. (or the Manager), provide commercial, technical, strategic and administrative services to the Company pursuant to a long-term management agreement (the Management Agreement). In addition, the Manager has subcontracted with TTOL and its affiliates to provide certain commercial and technical services to the Company, except for certain vessels acquired in the merger with TIL as they are technically managed by a third-party. Certain of the Company’s vessels participate in revenue sharing arrangements that, with the exception of a Medium Range revenue sharing arrangement, are managed by TTOL (or the Pool Manager). Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2017 $	2016 $	2015 $
Time-charter revenues (i)	—	5,404	392
RSA pool management fees and commissions (ii)	(2,799)	(9,813)	(10,445)
Commercial management fees (iii)	(1,187)	(1,870)	(1,236)
Vessel operating expenses - technical management fee (iv)	(8,775)	(9,155)	(7,039)
Strategic and administrative service fees (v)	(21,185)	(10,122)	(8,356)
Secondment fees (vi)	(382)	—	—
Lay-up services revenues (vii)	33	302	—
LNG terminal services revenues (viii)	388	70	—
Technical management fee revenue (ix)	7,666	—	—
Service revenues (x)	1,939	—	—
Entities under Common Control (note 3)
Time-charter revenues (xi)	—	—	4,558
RSA pool management fees and commissions (ii)	2,799	9,813	10,445
Commercial management fees (iii)	1,187	1,870	1,236
Vessel operating expenses - technical management fee (iv)	—	—	(430)
Strategic and administrative service fees (v)	(7,026)	(15,508)	(14,701)
Secondment fees (vi)	(248)	(644)	(675)
Technical management fee revenues (ix)	4,890	11,742	10,413
Service revenues (x)	1,772	5,482	4,023

i
In December 2015, immediately after the completion of the 2015 Acquired Business, the Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which was due to expire in July 2016. On May 18, 2016, the contract was transferred to the Americas Spirit, which subsequently expired on July 15, 2016.

ii.
The Company’s share of TTOL’s fees for revenue sharing arrangements are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of (loss) income. The Company acquired the remaining 50% interest in TTOL on May 31, 2017 (notes 3 and note 6c). Subsequent to the acquisition, the Company's share of TTOL's fees has been eliminated.

iii.
The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels are not included in the revenue sharing arrangement, which are reflected in voyage expenses on the Company’s consolidated statements of (loss) income. Subsequent to the Company's acquisition of the remaining 50% interest in TTOL, the Company's share of the Manager's commercial management fees has been eliminated.

iv.	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of (loss) income.

v.
The Manager’s strategic and administrative service fees have been presented in general and administrative fees on the Company’s consolidated statements of (loss) income. The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 13) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

vi.
The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses on the Company's consolidated statements of (loss) income.

vii.	The Company recorded revenue of $0.3 million for the year ended December 31, 2016 to provide lay-up services to Teekay for two of its in-chartered vessels.

viii.
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly owned by Teekay LNG Partners L.P. (or TGP), for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly owned by TGP, has a 30% interest.

ix.
The Company receives reimbursements from Teekay who subcontracts technical management services from the Manager. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of (loss) income.

x.
The Company recorded revenue of $1.9 million for the year ended December 31, 2017 relating to TTOL's administration of certain revenue sharing arrangements and provision of certain commercial services to participants in the arrangements. The Company also recorded revenue of $1.8 million, $5.5 million and $4.0 million for the years ended December 31, 2017, 2016, and 2015, respectively, associated with the Entities under Common Control.

xi.
The Company recorded $4.6 million related to a time-charter out contract for the Explorer Spirit for the years ended December 31, 2015, associated with the Entities under Common Control. The vessel was under a fixed-rate time-charter contract with SPT which expired in September 2015.

f.
The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented in the consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. In addition, $8.7 million and $8.6 million were payable to the Manager as at December 31, 2017 and 2016, respectively, for reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels and such amounts are included in accrued liabilities in the consolidated balance sheets. The amounts owing from the revenue sharing arrangements (or RSAs), which are reflected in the consolidated balance sheets as pool receivables from affiliates, are without interest and are repayable upon the terms contained within the applicable revenue sharing agreement. In addition, the Company had advanced $45.1 million and $35.7 million as at December 31, 2017 and 2016, respectively, to the RSAs for working capital purposes. The Company may be required to advance additional working capital funds from time to time. Working capital advances will be returned to the Company when a vessel no longer participates in the applicable RSA, less any set-offs for outstanding liabilities or contingencies. These activities, which are reflected in the consolidated balance sheets as due from affiliates, are without interest or stated terms of repayment.

g.
The Management Agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $3.20 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2017, 2016 and 2015. Cash Available for Distribution represents net income plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s Board of Directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution.

h.
Pursuant to certain RSAs, TTOL provides certain commercial services to the RSA participants and administers the RSAs in exchange for a fee currently equal to 1.25% of the gross revenues attributable to each RSA participant’s vessels and a fixed amount per vessel per day which ranges from $275 to $350. Voyage revenues and voyage expenses of the Company’s vessels operating in these RSAs are pooled with the voyage revenues and voyage expenses of other RSA participants. The resulting net pool revenues, calculated on a time-charter equivalent basis, are allocated to the RSA participants according to an agreed formula. The Company accounts for the net allocation from the pools as “net pool revenue” on the consolidated statements of (loss) income. The pool receivable from affiliates as at December 31, 2017 and 2016 was $15.6 million and $24.6 million, respectively.

i.
During 2017, 2016 and 2015, the Company incurred expenses of $14.1 million, $13.1 million and $2.1 million, respectively, to hire vessels from the Teekay Aframax RSA to perform full service lightering operations.